Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash in bank and on hand	€ 166	€ 269
Total Cash and cash equivalents	€ 166	€ 269	€ 347